Organization - Additional Information (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($) shares	Nov. 30, 2014 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017	Dec. 31, 2014 shares	Dec. 31, 2019 USD ($) shares	Feb. 22, 2017	Jun. 30, 2016	Jun. 27, 2008	Jun. 23, 2008
American Depositary Shares [Member] | IPO [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering	8,993,000
Proceeds from issuance of shares | $	$ 142,590
American Depositary Shares [Member] | Follow-on offering [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering		2,424,801
Proceeds from issuance of shares | $		$ 97,344
Class A Ordinary Shares [Member]
Summary of Investment Holdings [Line Items]
Shares converted into Class A ordinary shares from Class B ordinary shares during the period						6,964,612
Ordinary shares outstanding	36,347,496		118,926,687	118,056,345			118,926,687
Class A Ordinary Shares [Member] | IPO [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering	8,993,000
Net Revenues [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage			10.00%	10.00%	10.00%
VIE Structure Concentration Risk [Member] | Net Revenues [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage			8.30%	9.30%	4.40%
VIE Structure Concentration Risk [Member] | Assets, Total [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage			9.60%	14.80%
VIE Structure Concentration Risk [Member] | Liabilities, Total [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage			4.70%	6.50%
Consolidated VIEs [Member]
Summary of Investment Holdings [Line Items]
Amounts due from PRC subsidiaries			¥ 149,925	¥ 169,546			$ 21,535
Inter-company balances between VIE and WFOE and Autohome HK			¥ 86,275	¥ 509,899			$ 12,392
Exclusive technical consulting and service agreements [Member]
Summary of Investment Holdings [Line Items]
Term of agreement					30 years
Extension option in agreement term					10 years
Telstra Holdings Pty Ltd. [Member]
Summary of Investment Holdings [Line Items]
Percentage of the company owned by parent										55.00%	100.00%
Selling Shareholders of Cheerbright, China Topside and Norstar [Member]
Summary of Investment Holdings [Line Items]
Percentage of the Company owned by selling shareholders										45.00%
Ping An Insurance (Group) Company of China Ltd. [Member]
Summary of Investment Holdings [Line Items]
Percentage of the company owned by parent			52.00%				52.00%	6.50%	47.40%